Shareholders' Equity - Additional Information (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		208 Months Ended			1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 U.S.dollars [Member]	Dec. 31, 2013 Canadian dollars [Member]	Nov. 22, 2013 Private Placement [Member] Equity Financing [Member] USD ($)	Nov. 22, 2013 Gross Proceeds [Member] Private Placement [Member] Equity Financing [Member] USD ($)
Stockholders Equity Note [Line Items]
Weighted average exercise price of warrants				0.50	1.44
Weighted average remaining life of warrants				6 years 10 months 24 days	2 years 7 months 6 days
Share Price							$ 4,000
Issuance of units, net of issue costs	$ 1,570	$ 0	$ 88,013				$ 1,600
Price Per Units						$ 0.40